Disposal of Subsidiaries	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Disposal of Subsidiaries
15.
DISPOSAL OF SUBSIDIARIES

The Group deconsolidated two entities in 2021 and four entities in 2022 with no significant operations. These transactions were not a strategic shift of the business and did not have a material impact on the Group’s business, as such, the disposals did not qualify as discontinued operations. The Group received disposal consideration of RMB20,000 and RMB41 in 2021 and 2022, respectively, and recorded RMB43,967 and RMB1,390 of gain from disposals of subsidiaries for the years ended December 31, 2021 and 2022, respectively.